As filed with the U.S. Securities and Exchange Commission on May 21, 2013
File Nos. 333-84797 and 811-09525

U.S. SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-1A
REGISTRATION STATEMENT
UNDER

THE SECURITIES ACT OF 1933	☒
Pre-Effective Amendment No.	☐
Post-Effective Amendment No. 27	☒
and/or
REGISTRATION STATEMENT
UNDER

THE INVESTMENT COMPANY ACT OF 1940	☒
Amendment No. 27	☒

RYDEX DYNAMIC FUNDS
(Exact Name of Registrant as Specified in Charter)

805 King Farm Boulevard
Suite 600
Rockville, Maryland 20850
(Address of Principal Executive Offices) (Zip Code)

(301) 296-5100
(Registrant’s Telephone Number, including Area Code)

The Corporation Trust Company
1209 Orange Street
Wilmington, Delaware 19801
County of New Castle
(Name and Address of Agent for Service)

Copies to:
W. John McGuire Bingham McCutchen LLP 2020 K Street NW Washington, DC 20006

It is proposed that this filing will become effective (check appropriate box):
☒	Immediately upon filing pursuant to paragraph (b) of Rule 485
☐	On (date) pursuant to paragraph (b)(1)(v) of Rule 485
☐	60 days after filing pursuant to paragraph (a)(1) of Rule 485
☐	On (date) pursuant to paragraph (a)(1) of Rule 485
☐	75 days after filing pursuant to paragraph (a)(2) of Rule 485
☐        On (date) pursuant to paragraph (a)(2) of Rule 485

EXPLANATORY NOTE

This Post-Effective Amendment No. 27 relates to H-Class Shares, A-Class Shares, and C-Class Shares of each series of Rydex Dynamic Funds.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 (the “Securities Act”) and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement under Rule 485(b) under the Securities Act and has duly caused this Post-Effective Amendment No. 27 to Registration Statement 333-84797 to be signed on its behalf by the undersigned, duly authorized, in the City of Rockville, State of Maryland on this 21st day of May, 2013.

Rydex Dynamic Funds

/s/ Donald C. Cacciapaglia*
Donald C. Cacciapaglia
President

Pursuant to the requirements of the Securities Act, this Post-Effective Amendment No. 27 to the Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

Signature	Title	Date

/s/ Donald C. Cacciapaglia*	Member of the Board of Trustees	May 21, 2013
Donald C. Cacciapaglia

/s/ J. Kenneth Dalton*	Member of the Board of Trustees	May 21, 2013
J. Kenneth Dalton

/s/ John O. Demaret*	Member of the Board of Trustees	May 21, 2013
John O. Demaret

/s/ Patrick T. McCarville*	Member of the Board of Trustees	May 21, 2013
Patrick T. McCarville

/s/ Roger Somers*	Member of the Board of Trustees	May 21, 2013
Roger Somers

/s/ Corey A. Colehour*	Member of the Board of Trustees	May 21, 2013
Corey A. Colehour

/s/ Werner E. Keller*	Member of the Board of Trustees	May 21, 2013
Werner E. Keller

/s/ Thomas F. Lydon*	Member of the Board of Trustees	May 21, 2013
Thomas F. Lydon

/s/ Nikolaos Bonos	Vice President and Treasurer	May 21, 2013
Nikolaos Bonos

/s/ Nikolaos Bonos
*Nikolaos Bonos

*	Attorney-in-Fact, pursuant to power of attorney

EXHIBIT INDEX

Exhibit Number                           Description

EX-101.INS                                XBRL Instance Document

EX-101.SCH                               XBRL Taxonomy Extension Schema Document

EX-101.CAL                               XBRL Taxonomy Extension Calculation Linkbase

EX-101.DEF                                XBRL Taxonomy Extension Definition Linkbase

EX-101.LAB                               XBRL Taxonomy Extension Labels Linkbase

EX-101.PRE                                XBRL Taxomony Extension Presentation Linkbase